QUARTERLY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
The following quarterly information (in thousands, except per share data) is provided for the three-month periods ending as follows:

2014	March 31,	June 30,	September 30,	December 31,
Total interest income	$3,504	$3,569	$3,715	$3,693
Total interest expense	224	215	215	228
Net interest income	$3,280	$3,354	$3,500	$3,465
Provision for loan losses	151	110	26	22
Net income	$759	$865	$859	$813

Basic earnings per common share	0.64	0.73	0.72	0.69
Diluted earnings per common share	0.63	0.72	0.71	0.67

2013	March 31,	June 30,	September 30,	December 31,
Total interest income	$3,357	$3,516	$3,560	$3,612
Total interest expense	339	307	281	249
Net interest income	$3,018	$3,209	$3,279	$3,363
Provision for loan losses	22	129	138	242
Net income	$685	$773	$792	$805

Basic earnings per common share	0.59	0.66	0.67	0.68
Diluted earnings per common share	0.58	0.65	0.66	0.68

Schedule Of Common Stock Of Entity Trades Over Counter Bullet in Board Market Otcbb [Table Text Block]
All OTCQB companies are reporting with the SEC or a U.S. banking regulator, but there are no financial or qualitative standards to be in this tier. Current quotations, historical data and reports are available on-line at FINANCE.YAHOO.COM by searching for CMOH, with values provided by Commodity Systems, Inc. (CSI).

	Dividends
2014	Declared	Low Bid	High Bid
Three months ended March 31	$0.165	$22.30	$25.38
Three months ended June 30	0.165	23.75	24.59
Three months ended September 30	0.190	24.25	29.00
Three months ended December 31	0.190	26.75	29.00

	Dividends
2013	Declared	Low Bid	High Bid
Three months ended March 31	$0.140	$18.90	$21.88
Three months ended June 30	0.140	20.00	21.98
Three months ended September 30	0.165	20.55	22.88
Three months ended December 31	0.165	20.33	22.68